UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2013

Date of reporting period:  February 28, 2013

Item 1. Report to Stockholders.

ATAC Inflation Rotation Fund
(ATACX)

Semi-Annual Report

www.atacfund.com	February 28, 2013

ATAC INFLATION ROTATION FUND

April 1, 2013

Dear Fellow Shareholders:

On behalf of the entire team here at Pension Partners, LLC, thank you for your investment in the ATAC Inflation Rotation Fund.  We are excited to put together our first semi-annual shareholder letter, as it gives us the opportunity to narrate the major buy and rotate shifts that have occurred within the Fund over the past six months.

As many of you are aware, the ATAC Inflation Rotation Fund (ATACX) is not typical.  By utilizing a buy and rotate approach based on the direction of inflation expectations, the Fund’s goal is to provide an alternative to buy and hold strategies and generate absolute returns in all market environments. Based on the ATAC Aggressive and ATAC Moderate Composites currently run for separately managed accounts by Pension Partners, LLC, the Fund uses a quantitative model to position into stocks or bonds dynamically in an effort to Accelerate Time And Capital spent in markets.  The weekly nature of our buy and rotate strategy means that holdings within the Fund can shift in major ways as conditions warrant. Using Exchange Traded Funds (ETFs) as the vehicle of choice allows the Fund to efficiently reposition asset class exposure.

In terms of performance, since inception on September 10, 2012 thru March 31, 2013, ATACX is up 13.64 percent, outperforming our peer group as measured by the Morningstar Moderate Target Risk Category Average which returned 4.90 percent.  Over the same time period the S&P 500 returned 11.20 percent.  The Fund was able to achieve stock-like returns without being fully exposed to stocks by rotating into bonds during last year’s October-November corrective period, getting back into stocks in December, and by capturing strong equity returns in January while maintaining a defensive posture for the bulk of the first quarter.

During the first quarter, the Fund had been quite defensively positioned, on average only having exposure to stocks for about four weeks so far in 2013.  A deflation pulse has been beating based on intermarket trend movement despite U.S. market averages pushing new all-time highs.  There have been a number of notable disconnects in the bull market excitement, particularly in the behavior of emerging market stocks which have been vastly underperforming. European averages have been wobbly post-Italian elections and Cyprus bailout. Industrial commodities, thus far, have failed to confirm the cyclical growth recovery.  Dividend heavy/low beta sectors which tend to do well during corrections and recessions led U.S. markets higher, which is traditionally not indicative of a healthy bull environment.  Behaviorally, relative movement has acted in a more deflationary way towards the latter end of the first quarter. We are quite pleased with the performance of the Fund despite U.S. averages completely ignoring internal deterioration, propped up by the forced decoupling efforts of the Federal Reserve.

This is not a strategy which adheres to a buy and hold philosophy.  We view the Fund as a complement to one’s existing static asset allocation given the dynamic buy and rotate nature of our approach.  We have been able to keep in line with equities in what has been a strong up move in U.S. averages over the past six months despite not being fully exposed to them the entire time.  From a risk/reward standpoint, this is at the core of what inflation rotation is about, i.e. positioning into asset classes when our ATAC models suggest the conditions most favor them.

Entering the second quarter, we remain defensive, and much depends on how markets react to earnings.  Should the deflation pulse end due to company fundamentals confirming stock price excitement, then we suspect a meaningful move can take place in emerging markets and the cyclical trade which has largely failed to participate in this year’s advance thus far.  If absolute price movement acts with a lag and converges to intermarket weakness, then we

ATAC INFLATION ROTATION FUND

believe bonds on a comparative basis seem likely to outperform.  Which scenario will play out depends entirely on how price itself acts in the months ahead.

Thank you again for your trust in our strategy and in our inflation rotation approach.  We look forward to growing with you.

Sincerely,

Edward M. Dempsey, CFP® & Michael A. Gayed, CFA

Past performance is not a guarantee of future results.

Must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Because the Fund invests primarily in ETF’s, it may invest a greater percentage of its assets in the securities of a single issuer and therefore is considered non-diversified.  If a Fund invests a greater percentage of its assets in the securities of a single issuer, its value may decline to a greater degree than if the fund held were a more diversified mutual fund.  The Fund is expected to have a high portfolio turnover ratio which has the potential to result in the realization by the Fund and distributions to shareholders of a greater amount of capital gains.  This means that investors will be likely to have a higher tax liability.  Because the Fund invests in underlying ETFs an investor will indirectly bear the principal risks of the underlying ETFs, including but not limited to, risks associated with investments in ETFs, large and smaller companies, real estate investment trusts, foreign securities, non-diversification, high yield bonds, fixed income investments, derivatives leverage, short sales and commodities.  The Fund will bear its share of the fees and expenses of the underlying funds.  Shareholders will pay higher expenses than would be the case if making direct investments in the underlying funds.

The opinions expressed above are those of Edward M. Dempsey and Michael A. Gayed and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Beta is a measure of the volatility of a security or portfolio in comparison to the market as a whole.

Morningstar Moderate Target Risk Category Average represents a universe of funds with similar investment objectives.

S&P 500 is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors.  The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

One may not directly invest in an index.

Quasar Distributors, LLC, distributor.

ATAC INFLATION ROTATION FUND

Value of $10,000 Investment (UNAUDITED)

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%)

Since Inception(1) to
February 28, 2013
ATAC Inflation Rotation Fund	12.83%
S&P 500 Index(2)	7.18%

(1)	September 10, 2012.
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

ATAC INFLATION ROTATION FUND

Expense Example (Unaudited)
February 28, 2013

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, wire transfer fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 10, 2012 – February 28, 2013).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees and other Fund expenses. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (9/10/2012)	Value (2/28/2013)	(9/10/2012 to 2/28/2013)
ATAC Inflation Rotation Actual(2)	$1,000.00	$1,128.30	$8.72
ATAC Inflation Rotation Hypothetical
(5% return before expenses)	$1,000.00	$1,015.23	$8.26

(1)
Expenses are equal to the Fund’s annualized expense ratio for the period since inception of 1.75%, multiplied by the average account value over the period, multiplied by the number of days in the period since inception/365 (to reflect the period since inception).

(2)	Based on the actual returns for the period from inception through February 28, 2013 of 12.83%.

ATAC INFLATION ROTATION FUND

Asset Allocations (Unaudited)
as of February 28, 2013(1)
(% of net assets)

Fund Holdings (Unaudited)
as of February 28, 2013(1)
(% of net assets)

iShares Barclays 20+ Year Treasury Bond Fund	21.3%
Direxion 20 Year Treasury Bull 3x Fund	14.8%
iShares Barclays 10-20 Year Treasury Bond Fund	14.0%
iShares Barclays 1-3 Year Treasury Bond Fund	12.5%
iShares Barclays 3-7 Year Treasury Bond Fund	11.4%
SPDR Barclays 1-3 Month T-Bill Fund	11.2%
iShares Barclays 7-10 Year Treasury Bond Fund	10.2%
Cash & Other Assets and Liabilities	4.6%

(1)	Fund holdings and asset allocations are subject to change and are not recommendations to buy or sell any security.

ATAC INFLATION ROTATION FUND

Schedule of Investments (Unaudited)
February 28, 2013

Description	Shares	Value
EXCHANGE-TRADED FUNDS – 95.4%
Direxion Daily 20-Year Treasury Bull 3x Fund#	92,554	$6,213,150
iShares Barclays 1-3 Year Treasury Bond Fund	62,100	5,244,966
iShares Barclays 3-7 Year Treasury Bond Fund	38,838	4,793,386
iShares Barclays 7-10 Year Treasury Bond Fund	39,988	4,285,114
iShares Barclays 10-20 Year Treasury Bond Fund	44,120	5,890,020
iShares Barclays 20+ Year Treasury Bond Fund	75,561	8,955,490
SPDR Barclays 1-3 Month T-Bill Fund*	102,645	4,702,167
Total Exchange-Traded Funds
(Cost $39,666,102)		40,084,293

SHORT-TERM INVESTMENT – 9.1%
Invesco Treasury Portfolio, 0.02%^
(Cost $3,850,019)	3,850,019	3,850,019
Total Investments – 104.5%
(Cost $43,516,121)		43,934,312
Other Assets and Liabilities, Net – (4.5%)		(1,903,026)
Total Net Assets – 100.0%		$42,031,286

#	Represents an affiliated company as defined under the Investment Company Act of 1940 (See Note 7).
*	Non-income producing security.
^	Variable Rate Security- The rate shown is the rate in effect as of February 28, 2013.

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Statement of Assets and Liabilities (Unaudited)
February 28, 2013

ASSETS:
Investments, at value:
Unaffiliated issuers (cost: $37,500,068)	$37,721,162
Affiliated issuers (cost: $6,016,053)	6,213,150
Interest receivable	43
Receivable for capital shares sold	961,112
Prepaid expenses	12,935
Total assets	44,908,402

LIABILITIES:
Payable for investment securities purchased	2,770,121
Payable to investment adviser	23,230
Payable for capital shares redeemed	44,033
Payable to affiliates	17,022
Accrued expenses	14,516
Accrued distribution fees	8,194
Total liabilities	2,877,116

NET ASSETS	$42,031,286

NET ASSETS CONSIST OF:
Paid-in capital	$40,435,199
Accumulated undistributed net investment loss	(45,813)
Accumulated undistributed net realized gain on investments	1,223,709
Net unrealized appreciation on investments	418,191
Net Assets	$42,031,286

Shares outstanding, unlimited number of shares authorized without par value	1,502,860

Net asset value, redemption price and offering price per share	$27.97

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Statement of Operations (Unaudited)
For the Period Inception Through February 28, 2013(1)

INVESTMENT INCOME:
Dividend income	$101,278
Interest income	100
Total investment income	101,378

EXPENSES:
Investment adviser fees	63,614
Fund administration & accounting fees	34,813
Federal & state registration fees	16,666
Transfer agent fees	16,157
Distribution fees	12,723
Audit fees	7,182
Compliance fees	5,737
Trustee fees	4,788
Legal fees	4,643
Postage & printing fees	3,728
Custody fees	3,060
Other	1,659
Total expenses before reimbursement	174,770
Less: reimbursement from investment adviser	(85,710)
Net expenses	89,060

NET INVESTMENT INCOME	12,318

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments (includes $14,058 net gain from affiliates)	1,223,709
Net change in unrealized appreciation on investments	418,191

Net realized and unrealized gain on investments	1,641,900

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,654,218

(1)	Inception date of the Fund was September 10, 2012.

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Statement of Changes in Net Assets

For the Period
Inception Through
February 28, 2013(1)
(Unaudited)
OPERATIONS:
Net investment income	$12,318
Net realized gain on investments	1,223,709
Net change in unrealized appreciation on investments	418,191
Net increase in net assets resulting from operations	1,654,218

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	41,023,223
Proceeds from reinvestment of distributions	41,687
Payments for shares redeemed	(637,846)
Redemption fees	8,135
Net increase in net assets resulting from capital share transactions	40,435,199

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(58,131)
From net realized gains	—
Total distributions to shareholders	(58,131)

TOTAL INCREASE IN NET ASSETS	42,031,286

NET ASSETS:
Beginning of period	—
End of period, including accumulated undistributed net investment loss of $(45,813)	$42,031,286

TRANSACTIONS IN SHARES:
Shares sold	1,524,649
Shares issued to holders in reinvestment of dividends	1,635
Shares redeemed	(23,424)
Net increase	1,502,860

(1)	Inception date of the Fund was September 10, 2012.

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	For the Period
	Inception Through
	February 28, 2013(1)
	(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income	0.19
Net realized and unrealized gain on investments	2.98
Total from investment operations	3.17

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.22)
Dividends from net capital gains	—
Total distributions	(0.22)

Paid in capital from redemption fees	0.02

Net asset value, end of period	$27.97

TOTAL RETURN	12.83	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$42.0
Ratio of expenses to average net assets:
Before expense reimbursement	3.43	%(3)
After expense reimbursement	1.75	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.44	)%(3)
After expense reimbursement	0.24	%(3)
Portfolio turnover rate	301	%(2)

(1)	Inception date of the Fund was September 10, 2012.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Notes to Financial Statements (Unaudited)
February 28, 2013

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The ATAC Inflation Rotation Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve absolute positive returns over time. The Fund commenced operations on September 10, 2012.  Costs incurred by the Fund in connection with the organization, registration, and the initial public offering of shares were paid by Pension Partners, LLC (the “Advisor”).  The Fund currently offers one class, the Investor Class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended February 28, 2013, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended February 28, 2013, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2013, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

ATAC INFLATION ROTATION FUND

Notes to Financial Statements (Unaudited) – Continued
February 28, 2013

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange-Traded Funds – Exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.

ATAC INFLATION ROTATION FUND

Notes to Financial Statements (Unaudited) – Continued
February 28, 2013

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$40,084,293	$—	$—	$40,084,293
Short-Term Investment	3,850,019	—	—	3,850,019
Total Investments	$43,934,312	$—	$—	$43,934,312

Transfers between levels are recognized at the end of the reporting period.  During the period ended February 28, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.25% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.75% of the Fund’s average daily net assets, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved within the foregoing expense limits.  The Operating Expense Limitation Agreement will be in effect through at least December 31, 2014, subject to termination upon 60 days written notice by either the Trust or the Advisor after September 10, 2013.  Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
8/31/2016	$85,710

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and serves as the fund accountant.  For the period ended February 28, 2013, the Fund incurred $34,813 in administration and fund accounting fees.

USBFS also serves as the transfer agent to the Fund.  For the period ended February 28, 2013, the Fund incurred $10,026 in transfer agent fees (excluding transfer agency out-of-pocket expenses).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended February 28, 2013, the Fund incurred $3,060 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

ATAC INFLATION ROTATION FUND

Notes to Financial Statements (Unaudited) – Continued
February 28, 2013

The officers of the Trust are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator and an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS. For the period ended February 28, 2013, the Fund incurred $5,737 in compliance fees.

5.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended February 28, 2013, the Investor Class incurred expenses of $12,723 pursuant to the Plan.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended February 28, 2013, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$72,515,882	$34,073,488

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at February 28, 2013, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross		Income
Appreciation	Depreciation	Net	Tax Cost
$418,940	$(749)	$418,191	$43,516,121

The tax character of distributions paid during the period ended February 28, 2013 were as follows:

Ordinary Income	Long Term Capital Gains	Total
$58,131	$ —	$58,131

7.  TRANSACTIONS WITH AFFILIATES

If the Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act.  The Fund conducted transactions during the period ended February 28, 2013 with an “affiliated company” as so defined:

	Beginning			Ending	Dividend	Realized
	Shares	Additions	Reductions	Shares	Income	Gain
Direxion Daily 20-Year
Treasury Bull 3x Fund	—	101,260	8,706	92,554	$—	$14,058

ATAC INFLATION ROTATION FUND

Notes to Financial Statements (Unaudited) – Continued
February 28, 2013

8.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2013, Charles Schwab & Co. Inc., for the benefit of its customers, owned 37.67% of the outstanding shares of the Fund.

9.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no additional items require recognition or disclosure.

ATAC INFLATION ROTATION FUND

Approval of Investment Advisory Agreement
Pension Partners, LLC

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on September 5-6, 2012, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the Investment Advisory Agreement between the Trust and Pension Partners, LLC (“Pension Partners”) regarding the ATAC Inflation Rotation Fund (the “Fund”).  The Fund is a newly organized series of the Trust.

Prior to the meeting, the Trustees received and considered information from Pension Partners and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement between the Trust and Pension Partners (“Support Materials”).  Before voting to approve the proposed Investment Advisory Agreement, the Trustees reviewed the terms of the form of Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed agreement.  Pension Partners also met with the Trustees and provided further information regarding its proposed services to the Fund, including but not limited to information regarding its investment philosophy.

In determining whether to approve the Investment Advisory Agreement between the Trust and Pension Partners (“Investment Advisory Agreement”), the Trustees considered all factors they believed relevant to such determination, including the following: (1) the nature, extent, and quality of the services to be provided by Pension Partners; (2) the cost of the services to be provided and the profits to be realized by Pension Partners from services rendered to the Trust; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (5) other financial benefits to Pension Partners resulting from services rendered to the Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon Pension Partners’ presentation and Support Materials, the Board concluded that the overall arrangements between the Trust and Pension Partners as will be set forth in the Investment Advisory Agreement are fair and reasonable in light of the services that Pension Partners will perform, the investment advisory fees that the Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services to be Provided.  The Trustees considered the scope of services that Pension Partners will provide under the Investment Advisory Agreement, noting that  such services include but are not limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions affected by Pension Partners on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund.  The Trustees considered Pension Partners’ assets under management, the investment performance of the composite of accounts that Pension Partners manages with a similar (but not identical) investment style to that which will be used to manage the Fund.  In addition, the Trustees considered Pension Partners’ capitalization and its commitment to consider creating a reserve account as an added assurance of prompt payment of Pension Partners’ obligations to the Fund.  The Trustees also considered the investment philosophy of the portfolio managers and noted their experience managing assets with similar investment

ATAC INFLATION ROTATION FUND

Approval of Investment Advisory Agreement – Continued
Pension Partners, LLC

objectives.  The Trustees concluded that they were satisfied with the nature, extent and quality of services that Pension Partners proposes to provide to the Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability.  The Trustees considered the proposed annual management fee that the Fund will pay to Pension Partners under the Investment Advisory Agreement, in the amount of 1.25% of the Fund’s average annual daily net assets, as well as Pension Partners’ profitability analysis (12 month pro-forma) for services that Pension Partners will render to the Fund.  In this regard, the Trustees noted that Pension Partners expects to subsidize the cost of all shareholder (other than transfer agency fees) and distribution services rendered to the Fund which exceed the projected Rule 12b-1 fees payable by the Fund.  The Trustees further noted that the management fees charged to separately managed accounts with similar investment strategies and asset levels to those projected for the Fund are generally higher than the proposed advisory fee for the Fund.  The Trustees also considered that Pension Partners had contractually agreed to reduce its management fees, and, if necessary, reimburse the Fund for operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 1.75% of the Fund’s average daily net assets.  The Trustees finally considered the Fund’s unique investment strategy utilizing exchange-traded funds (“ETFs”), and determined that the advisory fees charged by the ETFs are for services that will be in addition to, rather than duplicative of, the services provided under the Investment Advisory Agreement.  The Trustees concluded that Pension Partners’ service relationship with the Fund will not initially be profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses that the Fund will bear and those of funds in the same Lipper benchmark category.  The Trustees noted that the Fund’s management fee was higher than the average management fees (after waivers) reported for the benchmark category.  They also considered that the total expenses of the Fund were higher than the average total expenses (after waivers and expense reimbursements) reported for the benchmark category, but that the average net assets of funds comprising the benchmark category were significantly higher than the projected assets of the Fund.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Pension Partners’ proposed advisory fee is reasonable.

Economies of Scale.  The Trustees considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints.  The Trustees noted that the Fund is newly organized and that an increase in assets would mostly likely not decrease the amount of advisory services that Pension Partners would need to provide to the Fund.  The Trustees consequently concluded that it is not necessary to consider the implementation of fee breakpoints at the present time.  The Trustees also took into consideration that Pension Partners had agreed to consider breakpoints when the Fund reaches $100 million in assets or has one year of operations, whichever is earlier.

Other Benefits.  The Trustees noted that Pension Partners does not intend to utilize soft dollar arrangements with respect to portfolio transactions and has no affiliated brokers to execute the Fund’s portfolio transactions.  The Trustees concluded that Pension Partners will not receive any additional financial benefits from services rendered to the Fund.

ATAC INFLATION ROTATION FUND

Additional Information (Unaudited)
February 28, 2013

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-282-2386.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-282-2386.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-282-2386, or (2) on the SEC’s website at www.sec.gov.

ATAC INFLATION ROTATION FUND

Privacy Notice

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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INVESTMENT ADVISER
Pension Partners, LLC
430 West 14th St., #505
New York, NY 10014

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-282-2386.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)* /s/ James R. Arnold
 James R. Arnold, President

Date  April 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
 James R. Arnold, President

Date  April 30, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, Treasurer

Date  April 30, 2013

* Print the name and title of each signing officer under his or her signature.